FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 162,535,184	$ 3,902,987
Long-term available-for-sale investments	4,516,815	5,842,883
Fair value assets transferred from level 1 to level 2	0
Fair value assets transferred from level 2 to level 1	0
Fair value liabilities transferred from level 1 to level 2	0
Fair value liabilities transferred from level 2 to level 1	0
Fair value assets transferred into level 3	0
Fair value assets transferred out of level 3	0
Fair value liabilities transferred into level 3	0
Fair value liabilities transferred out of level 3	0
Impairment loss related to long-term available-for-sale securities	472,605		$ 150,978
Other Comprehensive Income (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain	857,153	1,899,605
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain	110,004	971,872
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		12,906
Long-term available-for-sale investments	4,516,815	5,842,883
Total	167,051,999	9,745,870
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	5,002,419	2,391,375
Recurring | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	152,699,420
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	4,833,345	1,498,706
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	159,673,316	1,918,209
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,140,551	419,503
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	152,699,420
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	4,833,345	1,498,706
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		12,906
Total		12,906
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,516,815	5,842,883
Total	7,378,683	7,814,755
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 2,861,868	$ 1,971,872